Leases - Schedule of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Operating Lease Liabilities [Abstract]
2025 (remaining)	$ 304,900
2026	596,457	$ 636,225
2027	225,151	572,098
2028	69,147	200,061
Total	1,195,655	1,466,949
Less: imputed interest	(59,160)	(84,135)
Total operating lease liabilities	$ 1,136,495	$ 1,382,814